T. ROWE PRICE BLUE CHIP GROWTH ETF

March 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 12.7%
Entertainment 2.0%
Netflix (1)	10,615	3,667
Sea, ADR (1)	20,005	1,732
Walt Disney (1)	10,749	1,076
		6,475
Interactive Media & Services 9.6%
Alphabet, Class A (1)	31,843	3,303
Alphabet, Class C (1)	186,311	19,376
Meta Platforms, Class A (1)	42,147	8,933
		31,612
Wireless Telecommunication Services 1.1%
T-Mobile US (1)	25,242	3,656
		3,656
Total Communication Services		41,743
CONSUMER DISCRETIONARY 14.3%
Automobiles 2.5%
Tesla (1)	39,802	8,257
		8,257
Broadline Retail 6.8%
Amazon.com (1)	216,709	22,384
		22,384
Hotels Restaurants & Leisure 2.2%
Booking Holdings (1)	1,109	2,941
Chipotle Mexican Grill (1)	2,058	3,516
DoorDash, Class A (1)	12,127	771
		7,228
Specialty Retail 1.3%
Ross Stores	33,980	3,606
TJX	9,045	709
		4,315
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica (1)	5,817	2,118
NIKE, Class B	23,644	2,900
		5,018
Total Consumer Discretionary		47,202
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 0.9%
Consumer Staples Distribution & Retail 0.9%
Dollar General	14,286	3,007
Total Consumer Staples		3,007
FINANCIALS 11.4%
Capital Markets 2.5%
Charles Schwab	35,210	1,844
Goldman Sachs Group	4,954	1,620
Morgan Stanley	21,415	1,880
MSCI	1,184	663
S&P Global	6,305	2,174
		8,181
Financial Services 7.1%
Affirm Holdings (1)	14,725	166
Block, Class A (1)	10,971	753
Fiserv (1)	6,528	738
Mastercard, Class A	26,562	9,653
PayPal Holdings (1)	863	65
Visa, Class A	53,680	12,103
		23,478
Insurance 1.8%
Chubb	18,334	3,560
Marsh & McLennan	15,188	2,530
		6,090
Total Financials		37,749
HEALTH CARE 14.0%
Health Care Equipment & Supplies 2.8%
Align Technology (1)	1,836	614
GE HealthCare Technologies (1)	784	64
Intuitive Surgical (1)	20,089	5,132
Stryker	10,002	2,855
Teleflex	2,514	637
		9,302
Health Care Providers & Services 5.5%
Elevance Health	3,858	1,774
Humana	6,477	3,144
UnitedHealth Group	28,199	13,327
		18,245
Health Care Technology 0.3%
Veeva Systems, Class A (1)	4,832	888
		888
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Life Sciences Tools & Services 2.3%
Danaher	15,878	4,002
Thermo Fisher Scientific	6,076	3,502
		7,504
Pharmaceuticals 3.1%
AstraZeneca, ADR	18,019	1,251
Eli Lilly	19,748	6,782
Zoetis	12,998	2,163
		10,196
Total Health Care		46,135
INDUSTRIALS & BUSINESS SERVICES 2.3%
Aerospace & Defense 0.2%
TransDigm Group	987	728
		728
Commercial Services & Supplies 0.2%
Cintas	1,492	690
		690
Ground Transportation 0.5%
Old Dominion Freight Line	4,082	1,391
		1,391
Industrial Conglomerates 1.3%
General Electric	18,152	1,736
Roper Technologies	5,757	2,537
		4,273
Professional Services 0.1%
TransUnion	5,493	341
		341
Total Industrials & Business Services		7,423
INFORMATION TECHNOLOGY 43.1%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity	5,480	719
		719
IT Services 1.2%
MongoDB (1)	6,915	1,612
Shopify, Class A (1)	37,213	1,784
Snowflake (1)	4,662	719
		4,115
Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices (1)	39,782	3,899
ASML Holding NV	7,686	5,232
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Lam Research	1,160	615
Marvell Technology	26,710	1,157
Monolithic Power Systems	4,609	2,307
NVIDIA	55,579	15,438
Taiwan Semiconductor Manufacturing, ADR	13,180	1,226
Texas Instruments	12,471	2,320
		32,194
Software 20.7%
Atlassian, Class A (1)	9,332	1,597
Bill Holdings (1)	10,616	861
Confluent, Class A (1)	16,624	400
Crowdstrike Holdings, Class A (1)	4,009	550
Datadog, Class A (1)	6,952	505
Fortinet (1)	6,781	451
Intuit	12,544	5,593
Microsoft	158,400	45,667
Paycom Software (1)	951	289
ServiceNow (1)	17,262	8,022
Synopsys (1)	11,311	4,369
		68,304
Technology Hardware, Storage & Peripherals 11.2%
Apple	223,567	36,866
		36,866
Total Information Technology		142,198
MATERIALS 1.1%
Chemicals 1.1%
Linde	5,855	2,081
Sherwin-Williams	7,547	1,697
Total Materials		3,778
Total Common Stocks (Cost $335,931)		329,235
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.70% (2)	736,405	736
Total Short-Term Investments (Cost $736)		736
Total Investments in Securities 100.0% of Net Assets (Cost $336,667)		$329,971
Other Assets Less Liabilities (0.0%)		(23)
Net Assets 100.0%		$329,948

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price  Blue Chip Growth ETF (the fund)is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  2  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF785-054Q1
03/2023